Reinsurance - Rollforward of the reinsurable allowance for credit losses before adoption (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,517	$ 3,101	$ 3,140	$ 3,155
Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	26,844	34,102	36,824	15
As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	2,980	2,932	2,707	2,722
As Previously Reported | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes	$ 27,794	$ 28,472	$ 29,158
Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				416
Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				(35)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				(52)
Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				104
Individual Retirement | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				274
Individual Retirement | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				309
Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Individual Retirement | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				(35)
Individual Retirement | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Individual Retirement | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Life Insurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				2,833
Life Insurance | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				2,370
Life Insurance | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				416
Life Insurance | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Life Insurance | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				(52)
Life Insurance | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				99
Institutional Markets
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				48
Institutional Markets | As Previously Reported
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				43
Institutional Markets | Effect Of Application Of Accounting Standards Update 2018-12, Reclassification To Cost Of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Institutional Markets | Reclassification to Market risk benefits
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Institutional Markets | Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				0
Institutional Markets | Change due to the current upper-medium grade discount rate
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				5
Corporate & Other | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				36,824
Corporate & Other | As Previously Reported | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				29,158
Corporate & Other | Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				55
Corporate & Other | Change due to the current upper-medium grade discount rate | Fortitude RE
Effects of Reinsurance [Line Items]
Reinsurance assets, net of allowance for credit losses and disputes				$ 7,611